Commercial Assets Held for Sale - Schedule of Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Assets held for sale	$ 47,733
Commercial properties [Member]
Assets
Assets held for sale	47,144
Accounts receivable and other assets [Member]
Assets
Assets held for sale	$ 589